Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Issuance costs of common stock in connection with initial public offering	$ 2,405,176	$ 18,219,271
Common Stock [Member]
Issuance costs of common stock in connection with initial public offering	2,405,176	18,219,271
Additional Paid-in Capital [Member]
Issuance costs of common stock in connection with initial public offering	$ 2,405,176	$ 18,219,271